SUBSEQUENT EVENTS (Details) - Apr. 05, 2017 - Subsequent events ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
All subordinated beneficiary rights | Zhong Yi Trust
SUBSEQUENT EVENTS
Beneficiary rights purchased	$ 14.7	¥ 102.3
All senior beneficiary rights | Zhong Yi Trust
SUBSEQUENT EVENTS
Beneficiary rights purchased, percentage of total price of Beneficial Right Asset	34.00%	34.00%
Zhe Hao Shanghai asset management company | Trust No. 2 | Bohai International Trust Co., Ltd
SUBSEQUENT EVENTS
Beneficiary ownership rights transferred (as a percent)	100.00%	100.00%